Leases - Schedule of Future Minimum Lease Payments Required under Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	$ 925,033	$ 620,623
Interest	148,311	97,934
Present value of minimum lease payments	778,020	525,187
Up to one year [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	67,743	46,274
Interest	23,707	16,180
Present value of minimum lease payments	66,548	45,416
One to five years [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	280,126	186,344
Interest	82,233	54,830
Present value of minimum lease payments	254,811	169,383
Over five years [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	577,164	388,005
Interest	42,371	26,924
Present value of minimum lease payments	$ 456,661	$ 310,388